Schedule of Revenue from Continuing Operations (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total revenues	$ 336,000				$ 1,114,000		$ 747,000	$ 43,000
MALAYSIA
Total revenues							747,000
Future NRG Sdn. Bhd. [Member]
Total revenues		$ 183,976		$ 203,630	$ 373,123	$ 421,912	854,337	871,741
Future NRG Sdn. Bhd. [Member] | MALAYSIA
Total revenues							854,337	871,741
Future NRG Sdn. Bhd. [Member] | Clinic Waste Generator Services [Member]
Total revenues							640,321	671,032
Future NRG Sdn. Bhd. [Member] | Clinic Waste Logistics Services [Member]
Total revenues							209,915	196,179
Future NRG Sdn. Bhd. [Member] | Other Revenue For Services [Member]
Total revenues							$ 4,101	$ 4,530